                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                CURRENT        DEMAND
THOUSANDS                                                                                 RATE+          DATE*             VALUE
------------------------------------------------------------------------------------------------------------------------------------

           SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (89.0%)
           ARIZONA
  $6,640   Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A
              ROCs II-R Ser 2153 (MBIA)                                                    3.21%       04/07/06         $6,640,000
   9,000   Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)           3.20         04/07/06          9,000,000

           COLORADO
   5,000   Colorado Educational & Cultural Facilities Authority, Campus Village
              Apartments Ser 2005                                                          3.17         04/07/06          5,000,000
   5,000   Colorado Health Facilities Authority, NCMC Inc Ser 2005 (FSA)                   3.16         04/07/06          5,000,000
   5,000   Colorado Springs, Utilities System Sub Lien Ser 2004 A                          3.17         04/07/06          5,000,000

           DELAWARE
     500   Delaware Economic Development Authority, St Andrew's School Ser 2004            3.18         04/07/06            500,000

           FLORIDA
  16,750   Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 A       3.16         04/07/06         16,750,000
   4,000   Leesburg, The Villages Regional Hospital Ser 2006 (Radian)                      3.23         04/07/06          4,000,000
  10,000   Orlando Utilities Commission, Water & Electric Ser 2002 B                       3.18         04/07/06         10,000,000

           HAWAII
   4,975   Hawaii, ROCs II-R Ser 6012 (MBIA)                                               3.21         04/07/06          4,975,000

           ILLINOIS
  14,000   Chicago, Ser 2002 B (FGIC)                                                      3.19         04/07/06         14,000,000
           Illinois Development Finance Authority,
   2,775      Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)                   3.22         04/07/06          2,775,000
   3,500      Loyola Academy 1993 Ser A                                                    3.21         04/07/06          3,500,000
   3,400      Young Men's Christian Association of Metropolitan Chicago Ser 2001           3.22         04/07/06          3,400,000
   4,965   Illinois Finance Authority, Revolving Fund ROCs II-R 6015                       3.21         04/07/06          4,965,000

           INDIANA
   4,500   Indiana Educational Facilities Authority, Indiana Wesleyan University
              Ser 1998 A                                                                   3.20         04/07/06          4,500,000
  10,000   Indiana Health Facility Financing Authority, Clarian Health Obligated
              Group Ser 2000 C                                                             3.20         04/07/06         10,000,000

           KANSAS
   1,000   Kansas Development Finance Authority, Sisters of Charity of Leavenworth
              Health System Ser 2006 D                                                     3.18         04/03/06          1,000,000

           MARYLAND
   6,800   Maryland Health & Higher Educational Facilities Authority, Catholic
              Health Initiatives Ser 1997 B                                                3.22         04/07/06          6,800,000

           MASSACHUSETTS
  11,000   Massachusetts Bay Transportation Authority, Ser 2000                            3.14         04/07/06         11,000,000
   5,035   Massachusetts Development Finance Agency, Wentworth Institute of
              Technology Ser 2005 (Radian)                                                 3.24         04/07/06          5,035,000

           MICHIGAN
   5,000   Jackson County Hospital Finance Authority, WA Foote Memorial Hospital
              Ser 2005 A                                                                   3.17         04/07/06          5,000,000
   5,000   Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B               3.20         04/07/06          5,000,000

           MINNESOTA
  11,460   University of Minnesota Regents, Ser 1999 A                                     3.23         04/07/06         11,460,000

           MISSISSIPPI
   6,000   Perry County, Leaf River Forest Products Inc Ser 2002                           3.17         04/07/06          6,000,000

           MISSOURI
           Missouri Health & Educational Facilities Authority,
   1,300      Cox Health System Ser 2002 (Ambac)                                           3.17         04/03/06          1,300,000
   1,000      Washington University Ser 2004 A                                             3.18         04/03/06          1,000,000

           NEBRASKA
   3,800   American Public Energy Agency, National Public Gas Agency 2003 Ser A            3.19         04/07/06          3,800,000

           NEW YORK
   1,000   Jay Street Development Corporation, Fiscal 2001 Ser A-1                         3.14         04/07/06          1,000,000
           New York City,
  14,000      Fiscal 1996 Ser J Subser J3                                                  3.16         04/07/06         14,000,000
   4,400      Fiscal 2003 Subser C-4 & Fiscal 2004 Subser A-4                              3.12         04/07/06          4,400,000
   6,500   New York City Industrial Development Agency, One Bryant Park LLC                3.20         04/07/06          6,500,000
              Ser 2004 A
           New York State Dormitory Authority,
   1,000      Mental Health Services Facilities Ser 2003F - 2C (FSA)                       3.17         04/07/06          1,000,000
   3,000      Mount St Mary College Ser 2005 (Radian)                                      3.21         04/07/06          3,000,000

           NORTH CAROLINA
   7,100   North Carolina Capital Facilities Agency, Durham Academy Ser 2001               3.18         04/07/06          7,100,000
   5,000   Raleigh, Downtown Improvement Ser 2005 B COPs                                   3.17         04/07/06          5,000,000

           OHIO
   4,270   Ohio, Ser 2004 P-FLOATs PT-2139                                                 3.20         04/07/06          4,270,000

           OKLAHOMA
           Oklahoma Water Resources Board,
   2,590       State Loan Program Ser 1995                                                 3.35         09/01/06          2,590,000
   3,330       State Loan Program Ser 1999                                                 3.38         09/01/06          3,330,000

           OREGON
   5,000   Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003     3.18         04/07/06          5,000,000

           PENNSYLVANIA
   2,000   Allegheny County Industrial Development Authority, Carnegie Museums
              of Pittsburgh Ser 2005                                                       3.20         04/07/06          2,000,000
   5,000   Easton Area School District, Ser 2005 (FSA)                                     3.19         04/07/06          5,000,000
   6,800   Pennsylvania Turnpike Commission, 2002 Ser A-2                                  3.22         04/07/06          6,800,000
   1,300   Philadelphia Hospitals & Higher Education Facilities Authority, Children's
              Hospital of Philadelphia Ser 2002 C (MBIA)                                   3.14         04/03/06          1,300,000

           RHODE ISLAND
   7,000   Rhode Island Health & Educational Building Corporation, Brown
              University 2005 Ser A                                                        3.12         04/07/06          7,000,000

           SOUTH CAROLINA
   5,000   South Carolina Jobs - Economic Development Authority, Oconee
              Memorial Hospital Ser 2005 A (Radian)                                        3.23         04/07/06          5,000,000
   5,870   York County School District  No 4, Fort Mill Ser 2004 F TOCs                    3.21         04/07/06          5,870,000

           TENNESSEE
   3,405   Clarksville Public Building Authority, Pooled Financing Ser 1997                3.18         04/07/06          3,405,000
   3,800   Jackson Energy Authority, Gas System Ser 2002 (FSA)                             3.17         04/07/06          3,800,000
   2,900   Montgomery County Public Building Authority, Pooled Financing Ser 1999          3.18         04/07/06          2,900,000
   5,000   Shelby County, Public Improvement Dist 2006 Ser B                               3.25         04/06/06          5,000,100
   5,000   Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B                          3.22         04/07/06          5,000,000

           TEXAS
           Harris County Health Facilities Development Corporation,
   4,400        Methodist Hospital System Ser 2005 B                                       3.17         04/03/06          4,400,000
   1,700        Young Men's Christian Association of Greater Houston Area Ser 2002         3.18         04/03/06          1,700,000
   4,400   Harris County Industrial Development Corporation, Baytank Inc Ser 1998          3.22         04/07/06          4,400,000
   3,495   Houston, Combined Utility System MERLOTs 2004 Ser C 13 (MBIA)                   3.21         04/07/06          3,495,000
   5,000   Lower Neches Valley Authority, Chevron USA Inc Ser 1987                         3.35         08/15/06          5,000,000
   8,000   Northside Independent School District, Ser 2005                                 2.85         06/15/06          8,000,000
   4,250   San Antonio, Water System Sub Lien 2003 B (MBIA)                                3.24         04/07/06          4,250,000
   3,800   Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)                     3.18         04/07/06          3,800,000

           UTAH
           Intermountain Power Agency,
   7,100      Power Supply Ser 1985 F (Ambac)                                              3.20         06/01/06          7,100,000
   7,000      Power Supply Ser 1985 F (Ambac)                                              3.45         09/15/06          7,000,000
                                                                                                                     ---------------

           TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Cost $326,810,100)                                     326,810,100
                                                                                                                     ---------------

                                                                                                           YIELD TO
                                                                                                           MATURITY
                                                                                     COUPON    MATURITY   ON DATE OF
                                                                                      RATE       DATE      PURCHASE
                                                                                     ------    --------   ----------

           TAX-EXEMPT COMMERCIAL PAPER (1.1%)
           KENTUCKY
   4,000   Kentucky Asset Liability Commission, 2005 General Fund Second Ser A-1
           (Cost $4,000,000)                                                         3.15%     10/12/06      3.15%        4,000,000
                                                                                                                       ------------

           SHORT-TERM MUNICIPAL NOTES AND BONDS (10.3%)
           ILLINOIS
   5,000   Illinois, Certificates Ser 2005, dtd 11/22/05                              4.50     04/28/06      3.14         5,004,996

           MARYLAND
   3,000   Maryland Community Development Administration, Department of Housing
              & Community Development Residential Notes 2005 Ser F, dtd 11/10/05      3.12     11/24/06      3.12         3,000,000

           MASSACHUSETTS
   1,400   Cape Ann Transportation Authority, Ser 2005 RANs, dtd 07/14/05             3.50     07/12/06      3.00         1,401,896
   2,000   Montachusett Regional Transit Authority, Ser 2005 RANs, dtd 06/17/05       4.00     06/16/06      3.03         2,003,917
   1,500   Wachusett Regional School District, Ser 2005 RANs, dtd 07/15/05            3.75     06/30/06      2.77         1,503,530
   2,500   Worcester Regional Transportation Authority, Ser 2005 RANs, dtd 06/30/05   4.00     06/30/06      3.52         2,502,431

           NEW HAMPSHIRE
   2,500   Merrimack County, Ser 2006 TANs, dtd 02/17/06                              4.50     12/28/06      3.59         2,516,441

           NEW JERSEY
   2,690   Barnegat Township Board of Education, 2005 Temporary Notes, dtd 07/07/05   3.50     07/07/06      2.75         2,694,911
   2,000   New Jersey, Ser Fiscal 2006 A TRANs, dtd 08/03/05                          4.00     06/23/06      3.23         2,003,254

           NEW YORK
   1,500   Board of Cooperative Educational Services, Oswego
              County Sole Supervisory District Ser 2005 RANs, dtd 06/23/05            4.00     06/23/06      2.85         1,503,813
   1,250   Burnt Hills - Ballston Lake Central School District,
              Ser 2005 A TANs, dtd 07/13/05                                           3.75     07/13/06      2.75         1,253,432
   1,500   Hastings, Ser 2005 BANs, dtd 07/15/05                                      3.25     07/14/06      3.03         1,500,921
   3,000   Spencer-Van Etten Central School District, Ser 2005 BANs, dtd 06/17/05     4.25     06/15/06      2.83         3,008,510
   1,500   Utica City School District, Ser 2005 RANs, dtd 06/23/05                    4.00     06/23/06      3.00         1,503,309
   1,160   Vestal, Ser 2005 BANs, dtd 07/14/05                                        3.75     07/14/06      2.77         1,163,150

           SOUTH CAROLINA
   2,200   Beaufort County School District, Ser 2005 A BANs, dtd 07/14/05             3.15     07/14/06      2.65         2,200,000

           TEXAS
   3,000   Texas, Ser 2005 TRANs, dtd 09/01/05                                        4.50     08/31/06      3.23         3,015,024
                                                                                                                       ------------

           TOTAL SHORT-TERM MUNICIPAL NOTES AND BONDS (Cost $37,779,535)                                                 37,779,535
                                                                                                                       ------------

           TOTAL INVESTMENTS (Cost $368,589,635 (a)                                                         100.4%      368,589,635

           LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (0.4)       (1,352,964)
                                                                                                            -----      ------------

           NET ASSETS                                                                                        100%      $367,236,671
                                                                                                            =====      ============

----------------
     BANs        Bond Revenue Anticipation Notes.
     COPs        Certificates of Participation.
    MERLOTs      Municipal Exempt Receipts-Liquidity Option Tender.
   P-FLOATs      Puttable Floating Option Tax-Exempt Receipts.
     RANs        Revenue Anticipation Notes.
     ROCs        Reset Option Certificates.
     TANs        Tax Anticipation Notes.
     TOCs        Tender Option Certificates.
     TRANs       Tax and Revenue Anticipation Notes.
       +         Rate shown is the rate in effect at March 31, 2006.
       *         Date on which the principal amount can be recovered
                   through demand.
      (a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
     Ambac       Ambac Assurance Corporation.
     FGIC        Financial Guaranty Insurance Company.
      FSA        Financial Security Assurance Inc.
     MBIA        Municipal Bond Investors Assurance Corporation.
    Radian       Radian Asset Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       3

                                                                   EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
      Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 18, 2006
                                      /s/ Ronald E. Robison
                                      Ronald E. Robison
                                      Principal Executive Officer

                                       4

                                                                   EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
      Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 18, 2006
                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer

                                       5